Schedule of Contractholder Funds Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance [Line Items]
Balance, beginning of year	$ 3,402,594	$ 3,670,557	$ 3,958,440
Deposits	103,041	105,626	109,282
Interest credited	108,730	118,957	129,687
Benefits	(137,834)	(145,889)	(152,822)
Surrenders and partial withdrawals	(211,171)	(279,835)	(284,755)
Contract charges	(72,575)	(71,332)	(70,856)
Net transfers from separate accounts	252	143	153
Other adjustments	(7,150)	4,367	(18,572)
Balance, end of year	$ 3,185,887	$ 3,402,594	$ 3,670,557